Parent entity information	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Parent entity information

Note 32. Parent entity information

Set out below is the supplementary information about the parent entity.

	Parent
	2018 A$’000	2017 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(5,378)	(9,733)

Total comprehensive income	(5,378)	(9,733)

Statement of financial position
Total current assets	7,902	17,356
Total assets	26,818	33,894
Total current liabilities	1,714	3,538
Total liabilities	6,760	8,556
Equity
Contributed equity	31,576	193,769
Other contributed equity	464	600
Reserves	2,206	2,041
Accumulated losses	(14,188)	(171,072)

Total equity	20,058	25,338

Guarantees entered into by the parent entity in relation to the debts of its subsidiaries

As a condition of the ASIC Corporations Instrument 2016/785, Kazia Therapeutics Limited and the subsidiaries, entered into a Deed of Cross Guarantee on May 28, 1999. The effect of the deed is that Kazia Therapeutics Limited has guaranteed to pay any deficiency in the event of winding up of the controlled entities. The subsidiaries have also given a similar guarantee in the event that Kazia Therapeutics Limited is wound up. Refer to note 35.

Reserves comprise Share Based Payments reserve of A$2,243,000 (2017: A$2,078,000) and Available for Sale reserve of A$(37,000) (2017: A$(37,000))

Contingent liabilities

The parent entity had no contingent liabilities as at June 30, 2018 and June 30, 2017, except as detailed in note 29.

Capital commitments - Property, plant and equipment

The parent entity had no capital commitments for property, plant and equipment at as June 30, 2018 and June 30, 2017.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.